Income Taxes - Tax Pools (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools	$ 10,600.7	$ 8,711.0
Operating loss carryforward	1,310.0	1,360.0
Operating loss carryforwards that will expire in the years 2026 through 2039	2,320.0	2,300.0
Operating loss carryforwards that will expire in the years 2029 through 2037	1,520.0
Operating loss carryforwards that will not expire	802.2
Unrealized losses	2,320.0	507.2
Other temporary differences	69.0	69.0
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools	8,281.0	5,685.8
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools	$ 2,319.7	$ 3,025.2